7. MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2019
Disclosure of investment securities [abstract]
MARKETABLE SECURITIES

7. MARKETABLE SECURITIES

	2019	2018
Investments
Current
Financial Notes (LFs) – Banks (1)	645	435
Treasury Financial Notes (LFTs) (2)	94	254
Debentures (3)	–	11
Others	1	4
	740	704
Non–current
Financial Notes (LFs) – Banks (1)	11	109
Debentures	2	–
	13	109
	753	813

(1)	Bank Financial Notes (Letras Financeiras, or LFs) are fixed– rate fixed–income securities, issued by banks and that accrued interest a percentage of the CDI rate published by Cetip. The LFs had remuneration rates varying between 101.95% and 113% of the CDI rate in 2019 (102% and 111.25% in 2018 and 102.01% to 112% in 2017).
(2)	Treasury Financial Notes (LFTs) are fixed-rate securities, their yield follows the daily changes in the Selic rate between the date of purchase and the date of maturity.
(3)	Debentures are medium and long term debt securities, which give their holders a right of credit against the issuing company. The debentures have remuneration varying from 108.25% to 113% of the CDI Rate in 2019 (104.25% to 151% of CDI in 2018 and 104.25% to 161.54% of CDI in 2017).

Note 33 provides a classification of these marketable securities. Investments in marketable securities of related parties are shown in Note 32.